INCOME TAX (Tables)	6 Months Ended
Jun. 30, 2024
Major components of tax expense (income) [abstract]
SCHEDULE OF INFORMATION ABOUT INCOME TAX EXPENSES
	For the six months ended June 30,
	2024	2023
	USD’000	USD’000
Continuing operations
Current Tax:
PRC Income Tax Expense	1	-
US Income Tax Expense	1	-
Deferred tax expense	-	-
	2	-